Other long-term liabilities (Tables)	9 Months Ended
Sep. 30, 2016
Other Liabilities Disclosure [Abstract]
Schedule of Other Long-Term Liabilities
	September 30,	December 31,
	2016	2015
Long term obligations under capital lease	$505,110	$342,767
Deferred gain on sale-leasebacks	200,927	163,554
Other	15,652	—
Deferred financing fees	(12,032)	(5,987)
Other long-term liabilities	709,657	500,334
Current portion	(46,834)	(38,173)
Other long-term liabilities	$662,823	$462,161

(a)

In May 2016, the Company entered into financing arrangements with an Asian-based leasing company to finance five 11000 TEU newbuilding vessels for $420,750,000.  Under the arrangement, the Company will receive pre-delivery financing and at delivery will sell and lease the vessels back over a 17 year term.  At the end of the lease term, the Company is obligated to purchase the vessels at a pre-determined purchase price.  The vessels are recorded as assets and the lease obligations are recorded as other long-term liabilities.  The lease financing bears interest at LIBOR plus a margin.

(b)

In March and May 2016, the Company entered into sale-leaseback transactions with Asian special purpose companies, or SPCs, for one 10000 TEU vessel, the MOL Benefactor, and one 14000 TEU vessel, the YM Width. The sale-leaseback transactions provided total gross proceeds of $254,000,000 upon delivery of the vessels. Under the transactions, the Company sold the vessels to the SPCs and leased the vessels back from the SPCs over a term of 11 or 12 years, with an option to purchase the vessel at the nine year or nine year and six month anniversary of the lease for a pre-determined fair value purchase price.

In September 2016, the Company entered into a sale-leaseback transaction with SPCs for one 10000 TEU vessel, the Maersk Genoa, for gross proceeds of $100,000,000.  Under the transaction, the Company sold the vessel to the SPCs and leased the vessel back from the SPCs over a term of nine years, with an option to purchase the vessel at the end of the lease term for a pre-determined fair value purchase price.  If the purchase option is not exercised, the lease term may be extended for an additional two years, at the option of the SPCs.

The sale of these three vessels resulted in a deferred gain totaling approximately $51,689,000 which is being recorded as a reduction of the related operating lease expense over the 11 or 12 year lease term.